As filed with the Securities and Exchange Commission on June 14, 2011

1933 Act File No. 333-168122

____________________________________________________________________________

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   ☒
Pre-Effective Amendment No. ___  ☐
Post-Effective Amendment No. 3   ☒

EATON VANCE GROWTH TRUST
(Exact name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant's Telephone Number)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

This Post-Effective Amendment No. 3 to the Registrant’s Registration Statement on Form N-14 shall become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of Beneficial Interest of Eaton Vance Multi-Cap Growth Fund

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. Pursuant to Rule 429, this Registration Statement relates to shares previously registered on Form N-1A (File No. 02-22019).

Multi-Cap Growth Portfolio has also executed this Registration Statement.

CONTENTS OF REGISTRATION STATEMENT ON FORM N-14

This Registration Statement consists of the following papers and documents.

Cover Sheet
Part A -	Proxy Statement/Prospectus*
Part B -	Statement of Additional Information*
Part C -	Other Information
Signature Page
Exhibit Index
Exhibits

*	Previously filed in Registrant’s Registration Statement on Form N-14, File No. 333-168122 (the “Registration Statement”) on July 15, 2010 (Accession No. 0000940394-10-000720), and subsequently filed in definitive form in the Registrant’s Post-Effective Amendment No. 1 to the Registration Statement on August 30, 2010 (Accession No. 0000940394-10-000925) and Post- Effective Amendment No. 2 to the Registration Statement on September 2, 2010 (Accession No. 0000940394-10-000963). Parts A and B of Amendment No. 1 are incorporated by reference into this amendment.

The sole purpose of this amendment is to include in the Registration Statement the Definitive Agreement and Plan of Reorganization (Exhibit 4) and the Opinion of Counsel on Tax Matters (Exhibit 12) for the reorganization of Eaton Vance Global Growth Fund, with Eaton Vance Multi-Cap Growth Fund, each a series of the Registrant.

PART C OTHER INFORMATION

Item 15. Indemnification

     Article IV of the Registrant’s Amended and Restated Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions.

     The Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provide for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 16. Exhibits

(1)	(a)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective
Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600)
and incorporated herein by reference.

	(b)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit
(1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(c)	Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c)
to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No.
0000950156-97-000646) and incorporated herein by reference.

	(d)	Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit
(a)(4) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession
No. 0000940394-08-001633) and incorporated herein by reference.

	(e)	Amended and Restated Establishment and Designation of Series of Shares of
Beneficial Interest, Without Par Value, as amended effective April 25, 2011 filed as
Exhibit (a)(5) to Post-Effective Amendment No. 118 filed May 2, 2011 (Accession
No. 0000940394-11-0005390) and incorporated herein by reference.

(2)	(a)	By-Laws filed as Exhibit (2)(a) to Post-Effective Amendment No. 59 filed August
16, 1995 and incorporated herein by reference.

	(b)	Amendment to By-Laws dated December 13, 1993 filed as Exhibit (2)(b) to Post-
Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.

	(c)	Amendment to By-Laws of Eaton Vance Growth Trust dated June 18, 2002 filed as
Exhibit (b)(3) to Post-Effective Amendment No. 79 filed December 23, 2002
(Accession No. 0000940394-02-000745) and incorporated herein by reference.

	(d)	Amendment to By-Laws of Eaton Vance Growth Trust dated February 7, 2005 filed as Exhibit (b)(4) to Post-Effective Amendment No. 89 filed March 2, 2005
(Accession No. 0000940394-05-000248) and incorporated herein by reference.

	(e)	Amendment to By-Laws of Eaton Vance Growth Trust dated December 11, 2006 filed as Exhibit (b)(5) to Post-Effective Amendment No. 97 filed December 21,
2006 (Accession No. 0000940394-06-001172) and incorporated herein by reference.

	(f)	Amendment to By-Laws of Eaton Vance Growth Trust dated August 11, 2008 filed as Exhibit (b)(6) to Post-Effective Amendment No. 102 filed December 24, 2008
(Accession No. 0000940394-08-001633) and incorporated herein by reference.

(3)		Voting Trust Agreement – not applicable.

(4)		Agreement and Plan of Reorganization filed herewith

(5)		Shareholders rights are set forth in the Registrant’s Amended and Restated
Declaration of Trust and By-Laws referenced in Items 16(1) and 16(2) above.

(6)	(a)	Investment Advisory Agreement with Boston Management and Research for
Atlanta Capital Intermediate Bond Fund dated December 10, 2001 filed as Exhibit
(d)(1) to Post-Effective Amendment No. 78 filed December 21, 2001 (Accession
No. 0000940394-01-500575) and incorporated herein by reference.

	(b)	Investment Sub-Advisory Agreement between Boston Management and Research and Atlanta Capital Management Company, LLC for Atlanta Capital Intermediate
Bond Fund dated December 10, 2001 filed as Exhibit (d)(2) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

	(c)	Investment Advisory and Administrative Agreement between Eaton Vance Growth
Trust, on behalf of Eaton Vance Richard Bernstein Multi-Market Equity Strategy
Fund, and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(3) to
Post-Effective Amendment No. 110 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.

	(d)	Investment Sub-Advisory Agreement between Eaton Vance Management and
Richard Bernstein Advisors LLC dated August 9, 2010 filed as Exhibit (d)(4) to
Post-Effective Amendment No. 110 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.

	(e)	Investment Advisory and Administrative Agreement between Eaton Vance Growth
Trust, on behalf of Eaton Vance Focused Growth Opportunities Fund and Eaton
Vance Management dated March 7, 2011 filed as Exhibit (d)(5) to Post-Effective
Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350)
and incorporated herein by reference.

	(f)	Investment Advisory and Administrative Agreement between Eaton Vance Growth
Trust, on behalf of Eaton Vance Focused Value Opportunities Fund and Eaton
Vance Management dated March 7, 2011 filed as Exhibit (d)(6) to Post-Effective
Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350)
and incorporated herein by reference.

(7)	(a)	(i) Amended and Restated Distribution Agreement between Eaton Vance Growth
Trust and Eaton Vance Distributors, Inc. effective August 9, 2010 filed as
Exhibit (e)(1) to Post-Effective Amendment No. 110 filed October 12, 2010
(Accession No. 0000940394-10-001024) and incorporated herein by reference.

(ii) Amended Schedule B dated March 7, 2011 to the Amended and Restated
Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance
Distributors, Inc. filed as Exhibit (e)(1)(b) to Post-Effective Amendment No.
116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

	(b)	Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized
Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the
Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962,
811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and
incorporated herein by reference.

(8)		The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the Matter of Capital Exchange Fund, Inc.,
Release No. IC-20671 (November 1, 1994).

(9)	(a)	Master Custodian Agreement with State Street Bank & Trust Company dated
September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of
Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 30,
2010 (Accession No. 0000940394-10-001163) and incorporated herein by reference.

	(b)	Amended and Restated Services Agreement with State Street Bank & Trust
Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective
Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962,
811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and
incorporated herein by reference.

(10)	(a)	(i) Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1)
to Post-Effective Amendment No. 95 filed October 30, 2006 (accession No.
0000940394-06-000845) and incorporated herein by reference.

(ii) Amended Schedule A to Eaton Vance Growth Trust Class A Distribution Plan
effective March 7, 2011 filed as Exhibit (m)(1)(b) to Post-Effective
Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-
000350) and incorporated herein by reference.

	(b)	Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(b) to Post-
Effective Amendment No. 68 and incorporated herein by reference.

	(c)	Eaton Vance Growth Trust Class A Distribution Plan adopted April 28, 2011 with attached Schedule A filed as Exhibit (m)(3) to Post-Effective Amendment No. 118 filed May 2, 2011 (Accession No. 0000940394-11-000539) and incorporated herein by reference.
	(d)	Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-
Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

	(e)	(i) Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-
Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

(ii) Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan
effective August 10, 2009 filed as Exhibit (m)(4)(b) to Post-Effective
Amendment No. 105 filed September 29, 2009 (Accession No. 0000940394-
09-000758) and incorporated herein by reference.

(f)	(i) Eaton Vance Growth Trust Class C Distribution Plan adopted August 9, 2010 with attached Schedule A effective August 9, 2010 filed as Exhibit (m)(7) to
Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No.
0000940394-10-001024) and incorporated herein by reference.

(ii) Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan
effective May 2, 2011 filed as Exhibit (m)(6)(b) to Post-Effective
Amendment No. 118 filed May 2, 2011 (Accession No. 0000940394-11-
000539) and incorporated herein by reference.

(g)	Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No.
76 filed January 22, 2001 (Accession No. 0000940394-01-500025) and
incorporated herein by reference.

(h)	(i) Eaton Vance Growth Trust Class R Distribution Plan adopted December 10,
2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective
Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(ii) Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust
Class R Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective
Amendment No. 104 filed July 30, 2009 (Accession No. 0000940394-09-
000578) and incorporated herein by reference.

(i)	Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6,
2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance
Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed August 10, 2007
(Accession No. 0000940394-07-000956) and incorporated herein by reference.

(j)	Schedule A effective May 2, 2011 to Amended and Restated Multiple Class Plan
filed as exhibit (n)(2) to Post-Effective Amendment No. 118 filed May 2, 2011
(Accession No. 0000940394-11-000539) and incorporated herein by reference.

(k)	Schedule B effective May 2, 2011 to Amended and Restated Multiple Class Plan
filed as exhibit (n)(3) to Post-Effective Amendment No. 118 filed May 2, 2011
(Accession No. 0000940394-11-000539) and incorporated herein by reference.

	(l)	Schedule C effective May 2, 2011 to Amended and Restated Multiple Class Plan
filed as exhibit (n)(4) to Post-Effective Amendment No. 118 filed May 2, 2011
(Accession No. 0000940394-11-000539) and incorporated herein by reference.

(11)		Opinion and Consent of Counsel as to legality of securities being registered by
Registrant filed as Exhibit (11) to the initial filing of this Registration Statement on
Form N-14 filed July 15, 2010 (Accession No. 0000940394-10-000720) and incorporated herein by reference.

(12)		Opinion of K&L Gates LLP regarding certain tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus filed herewith.

(13)	(a)	(i) Management Contract between Eaton Vance Growth Trust (on behalf of
Eaton Vance Asian Small Companies Fund, Eaton Vance Information Age
Fund, Eaton Vance Greater China Growth Fund and Eaton Vance Worldwide
Health Sciences Fund) and Eaton Vance Management dated June 23, 1997 filed as Exhibit (5)(a) to Post-Effective Amendment No. 68 filed August 25,
1997 and incorporated herein by reference.

(ii) Fee Reduction Agreement between Eaton Vance Growth Trust and Eaton
Vance Global Growth Fund dated July 28, 2006 to Management Contract dated June 23, 1997 filed as Exhibit (h)(1)(b) to Post-Effective Amendment
No. 95 filed October 30, 2006 (Accession No. 0000940394-06-000845) and
incorporated herein by reference.

	(b)	(i) Amended and Restated Administrative Services Agreement between Eaton
Vance Growth Trust (on behalf of certain of its series) and Eaton Vance
Management dated December 10, 2001 with attached Schedule A dated
December 10, 2001 filed as Exhibit (h)(2)(a) to Post-Effective Amendment
No. 78 filed December 21, 2001 and incorporated herein by reference.

(ii) Administrative Services Agreement between Eaton Vance Growth Trust (on behalf of certain of its series) and Eaton Vance Management effective
December 10, 2001 with attached Schedule A dated December 10, 2001 filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 78 filed December 21,
2001 and incorporated herein by reference.

	(c)	(i) Transfer Agency Agreement dated as of August 1, 2008 filed as Exhibit
(h)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series Trust II
(File Nos. 02-42722, 811-02258) filed October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.

(ii) Red Flag Services Amendment effective May 1, 2009 to the Transfer Agency
Agreement filed as Exhibit (h)(2)(b) to Post-Effective Amendment No. 31 of
Eaton Vance Municipals Trust II (File Nos. 33-71320, 811-8134) filed May
28, 2009 (Accession No. 0000940394-09-000411) and incorporated herein by reference.

	(d)	Sub-Transfer Agency Services Agreement effective August 1, 2005 between PFPC
Inc. and Eaton Vance Management filed as Exhibit (h)(4) to Post-Effective
Amendment No. 109 filed August 25, 2005 (Accession No. 0000940394-05-
000983) and incorporated herein by reference.

	(e)	(i) Expense Waivers/Reimbursements Agreement between Eaton Vance
Management and each of the Trusts (on behalf of certain of their series)
listed on Schedule A dated October 16, 2007 filed as Exhibit (h)(5) to Post-
Effective Amendment No. 131 filed November 26, 2007 (Accession No.
0000940394-07-002010) and incorporated herein by reference.

(ii) Amended Schedule A effective May 2, 2011 to the Expense
Waivers/Reimbursements Agreement dated October 16, 2007 filed as Exhibit
(h)(6)(b) to Post-Effective Amendment No. 17 of Eaton Vance Variable
Trust (file nos. 333-44010 and 811-10067 filed April 27, 2011 (Accession
No. 0000940394-11-000449) and incorporated herein by reference.

	(f)	Expense Reduction Agreement between Eaton Vance Growth Trust, Eaton Vance
Management and Lloyd George Investment Management (Bermuda) Ltd. filed as
Exhibit (h)(6) to Post-Effective Amendment No. 102 filed December 24, 2008
(Accession No. 0000940394-08-001633) and incorporated herein by reference.
(14)		Consent of Independent Registered Public Accounting Firm regarding financial statements of Eaton Vance Global Growth Fund and Eaton Vance Multi- Cap
Growth Fund filed as Exhibit (14) to Post-Effective Amendment No. 1 of this
Registration Statement on Form N-14 filed August 30, 2010 (Accession No.
0000940394-10-000925) and incorporated herein by reference.

(15)		Omitted Financial Statements – not applicable

(16)	(a)	Power of Attorney for N-14 of Eaton Vance Growth Trust filed as Exhibit
(16) to the initial filing of this Registration Statement on Form N-14 filed July 15,
2010 (Accession No. 0000940394-10-000720) and incorporated herein by reference.

(17)	(a)	Prospectus and Statement of Additional Information each dated January 1, 2010, of
Eaton Vance Global Growth Fund and Eaton Vance Multi- Cap Growth Fund filed as Exhibit (17)(a) to the initial filing of this Registration Statement on Form N-14 filed July 15, 2010 (Accession No. 0000940394-10-000720) and incorporated herein by reference.

	(b)	Eaton Vance Global Growth Fund Annual Report to Shareholders for the period ended August 31, 2009 filed as Exhibit (17)(b) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

(c)	Eaton Vance Multi- Cap Growth Fund Annual Report to Shareholders for the period ended August 31, 2009 filed as Exhibit (17)(c) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

(d)	Eaton Vance Global Growth Fund Semiannual Report to Shareholders for the period ended February 28, 2010 filed as Exhibit (17)(d) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

(e)	Eaton Vance Multi-Cap Growth Fund Semiannual Report to Shareholders for the
period ended February 28, 2010 filed as Exhibit (17)(e) to the initial filing of this
Registration Statement on Form N-14 filed July 15, 2010 (Accession No.
0000940394-10-000720) and incorporated herein by reference.

(f)	Proxy Card filed as Exhibit (17)(f) to Post-Effective Amendment No. 2 of this
Registration Statement on Form N-14 filed September 2, 2010 (Accession No.
0000940394-10-000963) and incorporated herein by reference.

Item 17. Undertakings.

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933 (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of June, 2011.

EATON VANCE GROWTH TRUST /s/ Duncan W. Richardson Duncan W. Richardson President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Duncan W. Richardson
Duncan W. Richardson	President (Chief Executive Officer)	June 14, 2011

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer)	June 14, 2011

Benjamin C. Esty*
Benjamin C. Esty	Trustee	June 14, 2011

Allen R. Freedman*
Allen R. Freedman	Trustee	June 14, 2011

Thomas E. Faust Jr.*
Thomas E. Faust Jr.*	Trustee	June 14, 2011

William H. Park*
William H. Park	Trustee	June 14, 2011

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	June 14, 2011

Helen Frame Peters*
Helen Frame Peters	Trustee	June 14, 2011

Lynn A. Stout*
Lynn A. Stout	Trustee	June 14, 2011

Ralph F. Verni*
Ralph F. Verni	Trustee	June 14, 2011

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

SIGNATURES

     As required by the Securities Act of 1933, as amended (the “1933 Act”), this Registration Statement has been signed on behalf of the Registrant, in the City of Boston, and the Commonwealth of Massachusetts, on the 14th day of June, 2011.

MULTI-CAP GROWTH PORTFOLIO /s/ Duncan W. Richardson Duncan W. Richardson President

     Pursuant to the requirements of Section 6(a) of the 1933 Act, this Registration Statement has been signed below by the Registrant’s Principal Executive Officer, Principal Financial and Accounting Officer and a majority of its Trustees on the date indicated:

Signatures	Title	Date

/s/ Duncan W. Richardson
Duncan W. Richardson	President (Chief Executive Officer)	June 14, 2011

/s/ Barbara E. Campbell	Treasurer (Principal Financial
Barbara E. Campbell	and Accounting Officer)	June 14, 2011

Benjamin C. Esty*
Benjamin C. Esty	Trustee	June 14, 2011

Allen R. Freedman*
Allen R. Freedman	Trustee	June 14, 2011

Thomas E. Faust Jr.*
Thomas E. Faust Jr.*	Trustee	June 14, 2011

William H. Park*
William H. Park	Trustee	June 14, 2011

Ronald A. Pearlman*
Ronald A. Pearlman	Trustee	June 14, 2011

Helen Frame Peters*
Helen Frame Peters	Trustee	June 14, 2011

Lynn A. Stout*
Lynn A. Stout	Trustee	June 14, 2011

Ralph F. Verni*
Ralph F. Verni	Trustee	June 14, 2011

* By: /s/ Maureen A. Gemma
Maureen A. Gemma
(As Attorney-in-fact)

EXHIBIT INDEX

     The following exhibits are filed as a part of this Registration Statement:

Exhibit Number	Description

(4)	Agreement and Plan of Reorganization by and between Eaton Vance
Growth Trust on behalf of its series, Eaton Vance Global Growth Fund and Eaton Vance Multi-Cap Growth Fund.

(12)	Opinion of K&L Gates LLP regarding certain tax matters and
consequences to shareholders